UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska

68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

4/30

Date of reporting period:  10/31/12

Item 1.  Reports to Stockholders.

Toews Hedged Emerging Markets Fund

Toews Hedged Growth Allocation Fund

Toews Hedged High Yield Bond Fund

Toews Hedged International Developed Markets Fund

Toews Hedged Large Cap Fund

Toews Hedged Small & Mid Cap Fund

Semi-Annual Report

October 31, 2012

Investor Information: 1-877-558-6397

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Funds.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Shareholders,

Investing in equities and high yield bonds has the potential to generate above-inflation returns for investors.  Yet despite the many reasons for investing in these markets, financial assets remain vulnerable to infrequent but severe losses during bear market cycles.  As a consequence, risk abatement strategies are ideal for investment in financial markets.  The objective of our strategy is to provide investors with access to financial markets while reducing the risk of significant loss.

Our Strategy and Fund Performance

Our dynamic hedging system enters and exits markets based entirely on asset price movements.  When prices are rising, the system is fully invested in equities (or high yield bonds), and we attempt to replicate the target index of the fund.  At every point during a rising market, our system maintains an exit point at some percentage below the market.  As prices rise, the exit level “rolls up” at a rate that correlates roughly to the rate of increase of index prices.

Once our system exits a market, it remains out of that asset class as long as it is declining.  Just as our hedging point slowly increases during rising markets, our point of re-entry adjusts lower as markets move lower.  The longer declines last, the more likely it is that we will re-enter the market at a lower point than we exited.  During severe declines, the re-entry point can be significantly lower than the exit price, creating a lower basis for gains.

Each exit out of the market creates a possible market under-performance event.  If the system implements a full hedge and the market reverses over the short term, the market re-entry point can be higher than the exit level.  This can happen several days or several weeks after a hedge is initiated.  The greater the number of incidences of hedging per year, the more vulnerable the system is to under-performance.

In other words, while our system attempts to reduce the risk of significant loss, there may be a cost to implementing this system which can be realized if the funds under-perform their benchmarks.  Ideal investors for our funds are those for whom loss avoidance is paramount.

During the 12 months ending October 31, 2012, the markets were generally rising, with the S&P 500 higher by 15.2%.  Our funds each saw several short-term exits and re-entries into the markets during the course of the year. As a result of these short-term exits and re-entries, our funds generally under-performed their benchmarks (see table below).

Fund	Net Assets	Fund Performance	Benchmark Return	Benchmark
Toews Hedged Emerging Markets Fund	8,182,219	-11.67%	2.63%	MSCI Emerging Markets NET (USD)
Toews Hedged International Developed Markets Fund	38,022,272	-8.15%	4.61%	MSCI EAFE Net (USD)
Toews Hedged High Yield Bond Fund	65,616,726	9.25%	13.16%	Merrill Lynch High Yield U.S. Corporates, Cash Pay
Toews Hedged Large Cap Fund	36,266,014	5.67%	15.21%	S&P 500 TR
Toews Hedged Small & Mid Cap Fund	52,075,363	1.14%	12.08% 13.18%	Russell 2000 Total Return S&P 400 Total Return
Toews Hedged Growth Allocation Fund	22,264,102	1.19%	15.21%	S&P 500 TR

Our Outlook

Although the economy continues to have many challenges, we remain cautiously optimistic. The crucial advantage of our methodology is its ability to attempt to avoid the bulk of market declines. If this is achieved successfully, it creates an opportunity to buy near market lows and participate in rebounds. As a result, it may be possible to produce positive returns even when the market is losing money or moving sideways.

Secular bear markets, like those that we have participated in over the past 12 years, include not just large drops, but sizable stock market rallies. During the Great Depression, the stock market was in various stages of decline from 1929 through 1942. Despite the decidedly negative bias of the market, the Dow Jones Industrial Average experienced 7 bull markets with returns producing average gains of 54%, lasting on average 7.5 months. Systems that successfully avoid big declines can provide decent returns for investors if they participate in even a portion of these robust market rallies.

For investors who wish to participate in long term, above inflation growth investments, the path to navigate these markets is straightforward but requires constant vigilance: 1) stay committed to equity markets, an  asset class that helps protect investors against inflation; and 2) hedge your equity portfolios against losses. Both are pillars on which the Toews system is built.

While data could improve over coming months and stocks could move higher, we feel strongly that adding risk management strategies to portfolios in this environment is prudent and desirable.

We thank you for the confidence you have placed in us.

Warmest Regards,

Phillip R. Toews

Randall D. Schroeder

Co-Portfolio Manager

Co-Portfolio Manager

The S&P 500 Index is an unmanaged composite of 500 large capitalization companies.  This index is widely used by professional investors as a performance benchmark for large-cap stocks.  You cannot invest directly in an index.

2028-NLD-12/17/2012

Toews Hedged Emerging Markets Fund
PERFORMANCE OF A $10,000 INVESTMENT (Unaudited)
Since Inception through October 31, 2012*

Non-Annualized Total Returns as of October 31, 2012
	6 Months	1 Year	Since Inception*
Toews Hedged Emerging Markets Fund	0.70%	-11.67%	-3.22%
S&P 500 Total Return Index	2.16%	15.21%	16.54%
MSCI Emerging Markets Index	-1.25%	2.63%	13.05%

* Commencement of operations is May 15, 2009.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expenses, including underlying funds, are 2.15%.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
As of October 31, 2012
Percent of
Net Assets
Bonds & Notes	26.7%
Cash and Other Assets in Excess of Other Liabilities	73.3%
100.0%

Toews Hedged Growth Allocation Fund
PERFORMANCE OF A $10,000 INVESTMENT (Unaudited)
Since Inception through October 31, 2012*

Non-Annualized Total Returns as of October 31, 2012
	6 Months	1 Year	Since Inception*
Toews Hedged Growth Allocation Fund	2.71%	1.19%	-0.97%
S&P 500 Total Return Index	2.16%	15.21%	12.98%

* Commencement of operations is August 2, 2010.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expenses, including underlying funds, are 1.93%.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
As of October 31, 2012
Percent of
Net Assets
Bonds & Notes	24.6%
Mutual Funds - Debt Funds	21.4%
Exchange Traded Funds - Debt Funds	1.7%
Cash and Other Assets in Excess of Other Liabilities	52.3%
100.0%

Toews Hedged High Yield Bond Fund
PERFORMANCE OF A $10,000 INVESTMENT (Unaudited)
Since Inception through October 31, 2012*

Non-Annualized Total Returns as of October 31, 2012
	1 Year	1 Year	Since Inception*
Toews Hedged High Yield Bond Fund	4.99%	9.25%	9.14%
BofA Merrill Lynch High Yield Cash Pay Index	6.33%	13.16%	12.04%

* Commencement of operations is June 4, 2010.

The BofA Merrill Lynch High Yield Cash Pay Index is an unmanaged index used as a general measure of market performance consisting of fixed-rate, coupon-bearing bonds with an outstanding par which is greater than or equal to $50 million, a maturity range greater than or equal to one year and must be less than BBB/Baa3 rated but not in default. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expenses, including underlying funds, are 2.00%.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
As of October 31, 2012
Percent of
Net Assets
Mutual Funds - Debt Funds	92.6%
Exchange Traded Funds - Debt Funds	6.7%
Cash and Other Assets in Excess of Other Liabilities	0.7%
100.0%

Toews Hedged International Developed Markets Fund
PERFORMANCE OF A $10,000 INVESTMENT (Unaudited)
Since Inception through October 31, 2012*

Non-Annualized Total Returns as of October 31, 2012
	6 Months	1 Year	Since Inception*
Toews Hedged International Developed Markets Fund	5.18%	-8.15%	-6.65%
The MSCI EAFE Index	2.12%	4.61%	8.38%

* Commencement of operations is June 4, 2010.

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index consists of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expenses, including underlying funds, are 1.63%.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
As of October 31, 2012
Percent of
Net Assets
Bonds & Notes	25.4%
Cash and Other Assets in Excess of Other Liabilities	74.6%
100.0%

Toews Hedged Large Cap Fund
PERFORMANCE OF A $10,000 INVESTMENT (Unaudited)
Since Inception through October 31, 2012*

Non-Annualized Total Returns as of October 31, 2012
	6 Months	1 Year	Since Inception*
Toews Hedged Large Cap Fund	0.81%	5.67%	3.31%
S&P 500 Total Return Index	2.16%	15.21%	14.80%

* Commencement of operations is June 4, 2010.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expenses, including underlying funds, are 1.66%.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
As of October 31, 2012
Percent of
Net Assets
Bonds & Notes	30.4%
Cash and Other Assets in Excess of Other Liabilities	69.6%
100.0%

Toews Hedged Small & Mid Cap Fund
PERFORMANCE OF A $10,000 INVESTMENT (Unaudited)
Since Inception through October 31, 2012*

Non-Annualized Total Returns as of October 31, 2012
	6 Months	1 Year	Since Inception*
Toews Hedged Small & Mid Cap Fund	-0.63%	1.14%	1.83%
S&P Midcap 400 Total Return Index	-0.33%	12.11%	12.27%
Russell 2000 Total Return Index	0.95%	12.08%	12.70%

* Commencement of operations is June 4, 2010.

The Russell 2000 Total Return Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000® Index representing approximately 8% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expenses, including underlying funds, are 1.61%.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
As of October 31, 2012
Percent of
Net Assets
Bonds & Notes	21.7%
Cash and Other Assets in Excess of Other Liabilities	78.3%
100.0%

Toews Hedged Emerging Markets Fund
Portfolio of Investments (Unaudited)
October 31, 2012

Principal		Market Value

	VARIABLE RATE BONDS & NOTES - 26.7% (b)
	COMMERCIAL SERVICES- 4.6%
$ 375,000	Allen Temple African Methodist Episcopal Church, 0.47%, 7/1/22	$ 375,000

	HEALTHCARE - SERVICES - 19.1%
960,000	Kingston Care Center of Fort Wayne LLC, 0.35%, 7/1/27	960,000
602,000	Spartan Medical Facility LP, 0.40%, 12/1/26	602,000
		1,562,000
	REAL ESTATE - 3.0%
245,000	Consolidated Equities LLC, 0.47%, 12/1/25	245,000

	TOTAL VARIABLE RATE BONDS & NOTES (Cost $2,182,000)	2,182,000

	TOTAL INVESTMENTS - 26.7%
	(Cost - $2,182,000)(a)	$ 2,182,000
	CASH AND OTHER ASSETS LESS LIABILITIES - 73.3%	5,975,898
	NET ASSETS - 100.0%	$ 8,157,898

Number of Contracts		Unrealized Depreciation
	FUTURES CONTRACTS
171	MSCI Emerging Markets Index mini, maturing December 2012	$ (189,810)
	TOTAL FUTURES CONTRACTS
	(Underlying Face Amount at Value $8,464,500)

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $2,182,000.
(b) Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

See accompanying notes to financial statements.

Toews Hedged Growth Allocation Fund
Portfolio of Investments (Unaudited)
October 31, 2012

Shares		Market Value
	MUTUAL FUNDS - 21.4%
	DEBT FUNDS - 21.4%
90	American High-Income Trust - Class R-6	$ 1,012
178,982	PIMCO High Yield Fund - Institutional Class	1,711,064
77,941	Principal High Yield Fund - Institutional Class	608,716
53,825	Principal High Yield Fund I - Institutional Class	610,918
106,978	Prudential High Yield Fund, Inc. - Class Z	605,496
61,489	RidgeWorth SEIX High Yield Fund - I Shares	613,662
80,069	SEI Institutional Managed Trust - High Yield Bond Fund - Class A	610,924
	TOTAL MUTUAL FUNDS (Cost - $4,541,850)	4,761,792

	EXCHANGE TRADED FUNDS - 1.7%
	DEBT FUNDS - 1.7%
2,000	iShares iBoxx $ High Yield Corporate Bond Fund	185,260
4,800	SPDR Barclays Capital High Yield Bond ETF	193,584
	TOTAL EXCHANGE TRADED FUNDS (Cost - $372,373)	378,844

Principal	VARIABLE RATE BONDS & NOTES - 24.6% (b)
	COMMERCIAL SERVICES - 9.0%
$ 326,000	Cincinnati Bar Association, 0.40%, 8/1/21	326,000
290,000	Science & Technology Campus Corp., 0.37%, 11/1/20	290,000
1,385,000	St. Ursula Villa of Cincinnati, Inc., 0.40%, 9/1/24	1,385,000
		2,001,000
	DIVERSIFIED FINANCIAL SERVICES - 8.9%
1,292,450	Harlan Development Co. LLC/Scott Pet Products, Inc., 0.35%, 12/1/44	1,292,450
193,000	Kalamazoo Funding Co. LLC, 0.35%, 12/15/26	193,000
165,000	Kalamazoo Funding Co. LLC, 0.35%, 12/15/26	165,000
326,000	Tice Family LLC, 0.40%, 12/1/35	326,000
		1,976,450
	MUNICIPAL - 6.7%
495,000	County of Boyd KY, 0.40%, 10/1/15	495,000
1,000,000	Will-Kankakee Regional Development Authority, 0.35%, 8/1/36	1,000,000
		1,495,000

	TOTAL VARIABLE RATE BONDS & NOTES (Cost $5,472,450)	5,472,450

	TOTAL INVESTMENTS - 47.7% (Cost - $10,386,673)(a)	$ 10,613,086
	CASH AND OTHER ASSETS LESS LIABILITIES - 52.3%	11,638,277
	NET ASSETS - 100.0%	$ 22,251,363

Number of Contracts		Unrealized Depreciation
	FUTURES CONTRACTS
90	MSCI EAFE Index mini, maturing December 2012	$ (157,682)
	TOTAL FUTURES CONTRACTS
	(Underlying Face Amount at Value $6,832,800)

(a) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $10,390,411 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:		$ 222,675
Unrealized depreciation:		-
Net unrealized appreciation:		$ 222,675
(b) Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

See accompanying notes to financial statements.

Toews Hedged High Yield Bond Fund
Portfolio of Investments (Unaudited)
October 31, 2012

Shares		Market Value

	MUTUAL FUNDS - 92.6%
	DEBT FUNDS - 92.6%
266,520	American High-Income Trust - Class R-6	$ 2,995,683
2,310,361	PIMCO High Yield Fund - Institutional Class	22,087,055
640,439	Principal High Yield Fund - Institutional Class	7,268,988
931,850	Principal High Yield Fund I - Institutional Class	7,277,751
1,277,722	Prudential High Yield Fund, Inc. - Class Z	7,231,909
719,638	RidgeWorth SEIX High Yield Fund - I Shares	7,181,983
938,724	SEI Institutional Managed Trust - High Yield Bond Fund - Class A	7,162,461
	TOTAL MUTUAL FUNDS (Cost - $58,802,183)	61,205,830

	EXCHANGE TRADED FUNDS - 6.7%
	DEBT FUNDS - 6.7%
24,400	iShares iBoxx $ High Yield Corporate Bond Fund	2,260,172
53,800	SPDR Barclays Capital High Yield Bond ETF	2,169,754
	TOTAL EXCHANGE TRADED FUNDS (Cost - $4,434,725)	4,429,926

	TOTAL INVESTMENTS - 99.3% (Cost - $63,236,908)(a)	$ 65,635,756
	CASH AND OTHER ASSETS LESS LIABILITIES - 0.7%	445,495
	NET ASSETS - 100.0%	$ 66,081,251

(a) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $63,260, 635 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:		$ 2,385,237
Unrealized depreciation:		(10,116)
Net unrealized appreciation:		$ 2,375,121

See accompanying notes to financial statements.

Toews Hedged International Developed Markets Fund
Portfolio of Investments (Unaudited)
October 31, 2012

Principal		Market Value

	VARIABLE RATE BONDS & NOTES - 25.4% (b)
	BUILDING MATERIALS - 1.9%
$ 730,000	Schulte Corp., 0.35%, 9/1/24	$ 730,000

	COMMERCIAL SERVICES- 0.3%
110,000	Light of the World Christian Church, Inc., 0.38%, 7/1/22	110,000

	DIVERSIFIED FINANCIAL SERVICES - 4.2%
155,000	Garfield Incestment Group LLC, 0.33%, 7/1/28	155,000
460,000	Michigan Equity Group LLC, 0.33%, 4/1/34	460,000
912,000	RDV Finance LLC, 0.35%, 3/1/40	912,000
60,000	Reynolds Road Fitness Center, Inc., 0.40%, 1/1/19	60,000
		1,587,000
	FOOD - 1.0%
398,000	Forward Corp., 0.33%, 12/1/30	398,000

	MACHINERY - DIVERSIFIED - 2.7%
1,025,000	O.E. Meyer Co., 0.40%, 12/1/13	1,025,000

	MUNICIPAL - 9.4%
1,385,000	County of Franklin OH, 0.31%, 7/1/30	1,385,000
1,000,000	DeKalb County Development Authority, 0.35%, 11/1/22	1,000,000
920,000	Genesee Country Economic Development Corp/MI, 0.35%, 4/1/30	920,000
250,000	Michigan Higher Education Facilities Authority, 0.31%, 1/1/36	250,000
		3,555,000
	STORAGE/WAREHOUSING - 5.9%
2,220,000	Security Self Storage, Inc., 0.40%, 5/1/35	2,220,000

	TOTAL VARIABLE RATE BONDS & NOTES (Cost $9,625,000)	9,625,000

	TOTAL INVESTMENTS - 25.4%
	(Cost - $9,625,000)(a)	$ 9,625,000
	CASH AND OTHER ASSETS LESS LIABILITIES - 74.6%	28,305,425
	NET ASSETS - 100.0%	$ 37,930,425

Number of Contracts		Unrealized Depreciation
	FUTURES CONTRACTS
514	MSCI EAFE Index mini, maturing December 2012	$ (885,099)
	(Underlying Face Amount at Value $39,022,880)

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $9,625,000.
(b) Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

See accompanying notes to financial statements.

Toews Hedged Large Cap Fund
Portfolio of Investments (Unaudited)
October 31, 2012

Principal		Market Value
	VARIABLE RATE BONDS & NOTES - 30.4% (b)
	COMMERCIAL SERVICES- 1.0%
$ 370,000	Light of the World Christian Church, Inc., 0.38%, 7/1/22	$ 370,000

	DIVERSIFIED FINANCIAL SERVICES - 1.0%
100,000	Four Flags Properties, Inc., 0.40%, 10/1/28	100,000
139,000	Main Street Properties, 0.40%, 2/1/24	139,000
140,000	Tile Shop of Michigan LLC, 0.40%, 4/1/28	140,000
		379,000
	FOREST PRODUCTS & PAPER - 1.7%
600,000	Envelope Printery, Inc., 0.40%, 3/1/27	600,000

	HEALTHCARE - SERVICES - 1.0%
285,000	MHRC LLC, 0.35%, 4/1/34	285,000
85,000	New Lexington Clinic PSC, 0.38%, 12/1/27	85,000
		370,000
	MUNICIPAL - 24.7%
2,200,000	California Statewide Communities Development Authority, 0.70%, 6/1/13	2,200,000
4,700,000	City of Oak Forest IL, 0.31%, 7/1/24	4,700,000
315,000	County of Franklin OH, 0.40%, 4/1/22	315,000
400,000	County of Greenup KY, 0.40%, 12/1/18	400,000
430,000	Highland County Joint Township Hospital District, 0.40%, 8/1/24	430,000
900,000	Jackson County Economic Development Corp., 0.31%, 12/1/14	900,000
		8,945,000
	REAL ESTATE - 1.0%
370,000	L3 Corp., 0.38%, 11/1/17	370,000

	TOTAL VARIABLE RATE BONDS & NOTES (Cost 11,034,000)	11,034,000

	TOTAL INVESTMENTS - 30.4%
	(Cost - $11,034,000)(a)	$ 11,034,000
	CASH AND OTHER ASSETS LESS LIABILITIES - 69.6%	25,155,215
	NET ASSETS - 100.0%	$ 36,189,215

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $11,034,000.
(b) Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

See accompanying notes to financial statements.

Toews Hedged Small & Mid Cap Fund
Portfolio of Investments (Unaudited)
October 31, 2012

Principal		Market Value

	VARIABLE RATE BONDS & NOTES - 21.7% (b)
	DIVERSIFIED FINANCIAL SERVICES - 2.3%
$ 700,000	Fornell Associated LLC, 0.37%, 7/1/23	$ 700,000
500,000	Willow Interest LLC, 0.40%, 4/1/25	500,000
		1,200,000
	MUNICIPAL - 19.4%
895,000	City of Hamilton OH, 0.35%, 11/1/23	895,000
615,000	City of Hamilton OH, 0.40%, 4/1/20	615,000
510,000	Illinois Finance Authority, 0.45%, 9/1/17	510,000
100,000	Michigan Strategic Fund, 0.32%, 10/1/25	100,000
1,530,000	Michigan Strategic Fund, 0.40%, 3/1/37	1,530,000
6,420,000	South Carolina Jobs-Economic Development Authority, 0.25%, 2/1/28	6,420,000
		10,070,000

	TOTAL VARIABLE RATE BONDS & NOTES (Cost $11,270,000)	11,270,000

	TOTAL INVESTMENTS - 21.7%
	(Cost - $11,270,000)(a)	$ 11,270,000
	CASH AND OTHER ASSETS LESS LIABILITIES - 78.3%	40,673,216
	NET ASSETS - 100.0%	$ 51,943,216

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $11,270,000.
(b) Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

See accompanying notes to financial statements.

Toews Funds
Statements of Assets and Liabilities (Unaudited)
October 31, 2012

				Toews Hedged
	Toews Hedged	Toews Hedged	Toews Hedged	International	Toews Hedged	Toews Hedged
	Emerging Markets	Growth Allocation	High Yield Bond	Developed Markets	Large Cap	Small & Mid Cap
	Fund	Fund	Fund	Fund	Fund	Fund

ASSETS:
Investments, at cost	$ 2,182,000	$ 10,386,673	$ 63,236,908	$ 9,625,000	$ 11,034,000	$ 11,270,000
Investments, at value	$ 2,182,000	$ 10,613,086	$ 65,635,756	$ 9,625,000	$ 11,034,000	$ 11,270,000
Cash	$ 5,425,076	$ 9,841,290	$ 26,227	$ 25,220,458	$ 22,801,242	$ 37,000,116
Deposit with broker	602,746	2,226,989	-	3,244,857	2,455,440	3,851,924
Dividends and interest receivable	646	19,175	267,918	2,899	3,812	2,805
Receivable for fund shares sold	10,063	6,595	355,691	26,449	40,335	50,703
Prepaid expenses and other assets	6,734	2,118	2,133	594	1,721	8,193
Total Assets	8,227,265	22,709,253	66,287,725	38,120,257	36,336,550	52,183,741

LIABILITIES:
Distributions Payable	-	-	25,309	-	-	-
Accrued Advisory Fees	1,252	10,490	48,602	22,369	23,289	34,883
Variation margin payable	18,810	385,473	-	38,550	-	-
Payable for fund shares redeemed	34,384	19,334	109,309	118,297	117,134	182,850
Payable to Affiliates	3,514	17,019	12,870	9,673	5,589	9,488
Accrued expenses and other liabilities	11,407	25,574	10,384	943	1,323	13,304
Total Liabilities	69,367	457,890	206,474	189,832	147,335	240,525

Net Assets	$ 8,157,898	$ 22,251,363	$ 66,081,251	$ 37,930,425	$ 36,189,215	$ 51,943,216

NET ASSETS CONSIST OF:
Paid in capital	$ 16,195,751	$ 26,198,328	$ 63,384,903	$ 45,412,841	$ 37,457,571	$ 56,694,822
Undistributed net investment income (loss)	(103,696)	3,783	11,792	(328,919)	(321,919)	(474,453)
Accumulated net realized gain (loss) on
investments and futures contracts	(7,744,347)	(4,018,394)	285,708	(6,268,398)	(946,437)	(4,277,153)
Net unrealized appreciation (depreciation) on
investments and futures contracts	(189,810)	67,646	2,398,848	(885,099)	-	-
Net Assets	$ 8,157,898	$ 22,251,363	$ 66,081,251	$ 37,930,425	$ 36,189,215	$ 51,943,216

Shares of beneficial interest outstanding	1,131,337	2,549,114	6,045,088	4,671,251	3,634,223	5,493,689
Net Asset Value, offering price and
redemption price per share	$ 7.21	$ 8.73	$ 10.93	$ 8.12	$ 9.96	$ 9.46

See accompanying notes to financial statements.

Toews Funds
Statements of Operations (Unaudited)
For the Six Months Ended October 31, 2012

				Toews Hedged
	Toews Hedged	Toews Hedged	Toews Hedged	International	Toews Hedged	Toews Hedged
	Emerging Markets	Growth Allocation	High Yield Bond	Developed Markets	Large Cap	Small & Mid Cap
	Fund	Fund	Fund	Fund	Fund	Fund

Investment Income:
Interest income	$ 4,513	$ 11,252	$ 103	$ 16,784	$ 18,756	$ 23,570
Dividend income	-	117,163	1,390,427	-	-	-
Total Investment Income	4,513	128,415	1,390,530	16,784	18,756	23,570

Operating Expenses:
Investment Advisory Fees	53,834	107,418	276,789	174,792	172,993	249,141
Administration fees	4,307	12,959	31,004	20,171	19,675	28,476
Registration fees	15,123	17,643	15,542	16,131	15,123	15,123
Fund Accounting fees	-	10,280	16,932	12,483	11,014	16,521
Professional fees	4,886	9,754	14,631	11,846	10,451	15,678
Transfer Agent fees	3,025	6,652	14,008	8,076	7,126	10,690
Non 12b-1 Shareholder Servicing fees	2,267	14,115	18,820	28,357	18,753	27,679
Custody fees	14	514	512	(12)	(12)	(185)
Printing expenses	87	3,325	4,988	4,039	3,562	5,345
Compliance officer fees	949	2,217	4,536	2,692	2,375	3,562
Trustees' fees	949	2,217	3,325	2,692	2,521	3,562
Insurance expenses	316	740	1,108	898	791	1,187
Miscellaneous expenses	949	2,217	3,829	2,691	2,521	3,562
Total Operating Expenses	86,706	190,051	406,024	284,856	266,893	380,341
Less: Expenses waived and / or
reimbursed by Adviser	(22,146)	(55,770)	(59,634)	(66,330)	(50,646)	(68,899)
Net Operating Expenses	64,560	134,281	346,390	218,526	216,247	311,442

Net Investment Income (Loss)	(60,047)	(5,866)	1,044,140	(201,742)	(197,491)	(287,872)

Realized and Unrealized
Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	-	102,347	773,157	-	-	-
Futures Contracts	312,750	596,656	-	2,990,522	711,473	(55,513)
Net change in unrealized appreciation
(depreciation) on:
Investments	-	55,196	957,128	-	-	-
Futures Contracts	(189,810)	(162,398)	-	(888,073)	(136,758)	118,850
Net Realized and Unrealized
Gain on Investments	122,940	591,801	1,730,285	2,102,449	574,715	63,337

Net Increase (Decrease) in
Net Assets Resulting
From Operations	$ 62,893	$ 585,935	$ 2,774,425	$ 1,900,707	$ 377,224	$ (224,535)

See accompanying notes to financial statements.

Toews Funds
Statements of Changes in Net Assets

	Toews Hedged Emerging Markets		Toews Hedged Growth Allocation		Toews Hedged High Yield Bond
	Fund		Fund		Fund

	Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	October 31, 2012	April 30, 2012	October 31, 2012	April 30, 2012	October 31, 2012	April 30, 2012
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$ (60,047)	$ (254,163)	$ (5,866)	$ 10,484	$ 1,044,140	$ 1,673,664
Net realized gain (loss) on investments
and futures contracts	312,750	(5,766,712)	699,003	(3,551,836)	773,157	(719,714)
Distributions of capital gains from underlying
investment companies	-	-	-	34,584	-	244,065
Net change in unrealized appreciation
(depreciation) on investments
and futures contracts	(189,810)	(2,290,385)	(107,202)	(1,178,019)	957,128	902,943
Net increase (decrease) in net assets
resulting from operations	62,893	(8,311,260)	585,935	(4,684,787)	2,774,425	2,100,958

Distributions to Shareholders:
From net realized gains	-	(1,330,864)	-	(2,559,712)	-	(511,011)
Net Investment Income	-	(125,709)	-	(36,351)	(1,041,361)	(1,663,904)
Total Dividends and Distributions
to Shareholders	-	(1,456,573)	-	(2,596,063)	(1,041,361)	(2,174,915)

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold	646,306	3,315,411	2,672,254	22,243,206	21,660,441	28,563,347
Reinvestment of dividends and distributions	-	1,402,522	-	2,120,633	935,730	2,030,152
Cost of shares redeemed	(1,258,052)	(25,002,867)	(1,893,707)	(34,578,046)	(5,529,633)	(12,963,558)
Net increase (decrease) in net assets from
share transactions of beneficial interest	(611,746)	(20,284,934)	778,547	(10,214,207)	17,066,538	17,629,941

Total Increase (Decrease) in Net Assets	(548,853)	(30,052,767)	1,364,482	(17,495,057)	18,799,602	17,555,984

Net Assets:
Beginning of period	8,706,751	38,759,518	20,886,881	38,381,938	47,281,649	29,725,665
End of period*	$ 8,157,898	$ 8,706,751	$ 22,251,363	$ 20,886,881	$ 66,081,251	$ 47,281,649
* Includes undistributed net investment
income (loss) at end of period	$ (103,696)	$ (43,649)	$ 3,783	$ 9,649	$ 11,792	$ 9,013

Share Activity:
Shares Sold	90,217	339,255	316,788	2,285,724	2,012,509	2,726,845
Shares Reinvested	-	203,855	-	267,756	86,949	194,530
Shares Redeemed	(175,129)	(2,532,577)	(223,772)	(3,638,704)	(514,978)	(1,240,939)
Net increase (decrease) in shares of
beneficial interest outstanding	(84,912)	(1,989,467)	93,016	(1,085,224)	1,584,480	1,680,436

See accompanying notes to financial statements.

Toews Funds
Statements of Changes in Net Assets (Continued)

	Toews Hedged International		Toews Hedged Large Cap		Toews Hedged Small & Mid Cap
	Developed Markets Fund		Fund		Fund

	Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	October 31, 2012	April 30, 2012	October 31, 2012	April 30, 2012	October 31, 2012	April 30, 2012
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment loss	$ (201,742)	$ (381,593)	$ (197,491)	$ (349,483)	$ (287,872)	$ (512,189)
Net realized gain (loss) on investments
and futures contracts	2,990,522	(7,704,140)	711,473	(1,037,410)	(55,513)	(3,328,480)
Net change in unrealized appreciation
(depreciation) on investments
and futures contracts	(888,073)	(1,551,806)	(136,758)	(483,742)	118,850	(1,012,010)
Net increase (decrease) in net assets
resulting from operations	1,900,707	(9,637,539)	377,224	(1,870,635)	(224,535)	(4,852,679)

Distributions to Shareholders:
From net realized gains	-	(1,057,533)	-	(1,222,501)	-	(2,832,977)
Net Investment Income	-	-	-	-	-	-
Total Dividends and Distributions
to Shareholders	-	(1,057,533)	-	(1,222,501)	-	(2,832,977)

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold	9,112,552	26,971,299	7,754,274	22,121,365	11,861,278	33,788,103
Reinvestment of dividends and distributions	-	1,052,211	-	1,212,687	-	2,824,867
Cost of shares redeemed	(5,008,751)	(11,720,766)	(4,689,702)	(11,491,299)	(7,692,520)	(15,837,485)
Net increase in net assets from
share transactions of beneficial interest	4,103,801	16,302,744	3,064,572	11,842,753	4,168,758	20,775,485

Total Increase in Net Assets	6,004,508	5,607,672	3,441,796	8,749,617	3,944,223	13,089,829

Net Assets:
Beginning of period	31,925,917	26,318,245	32,747,419	23,997,802	47,998,993	34,909,164
End of period*	$ 37,930,425	$ 31,925,917	$ 36,189,215	$ 32,747,419	$ 51,943,216	$ 47,998,993
* Includes undistributed net investment
loss at end of period	$ (328,919)	$ (127,177)	$ (321,919)	$ (124,428)	$ (474,453)	$ (186,581)

Share Activity:
Shares Sold	1,183,162	2,901,212	796,867	2,228,555	1,277,889	3,386,911
Shares Reinvested	-	136,828	-	138,435	-	327,711
Shares Redeemed	(646,512)	(1,344,776)	(478,414)	(1,201,685)	(827,391)	(1,645,826)
Net increase in shares of
beneficial interest outstanding	536,650	1,693,264	318,453	1,165,305	450,498	2,068,796

See accompanying notes to financial statements.

Toews Hedged Emerging Markets Fund
Financial Highlights

Selected data based on a share outstanding throughout each period

	For the Six		For the Year	For the Year	For the Period
	Months ended		ended	ended	ended
	October 31, 2012		April 30, 2012	April 30, 2011	April 30, 2010*
	(Unaudited)
Net asset value, beginning of period	$ 7.16		$ 12.09	$ 12.85	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss) (a)	(0.05)		(0.13)	0.02	(0.01)
Net realized and unrealized gain (loss) on investments	0.10		(3.74)	0.05	2.92
Total from investment operations	0.05		(3.87)	0.07	2.91

LESS DISTRIBUTIONS:
From net investment income	-		(0.09)	-	(0.06)
From net realized gains on investments	-		(0.97)	(0.83)	-
Total distributions	-		(1.06)	(0.83)	(0.06)

Net asset value, end of period	$ 7.21		$ 7.16	$ 12.09	$ 12.85

Total return (b)	0.70%	(f)	(31.65)%	0.47%	29.12%	(f)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 8,158		$ 8,707	$ 38,760	$ 69,277
Ratios to average net assets
Expenses, net of reimbursement (c)	1.50%	(d)	1.50%	1.50%	1.50%	(d)
Expenses, before reimbursement (c)	2.01%	(d)	2.06%	1.76%	1.78%	(d)
Net investment income (loss), net of reimbursement (c) (e)	(1.40)%	(d)	(1.41)%	0.20%	(0.07)%	(d)
Net investment income (loss), before reimbursement (c) (e)	(1.91)%	(d)	(1.98)%	(0.06)%	(0.35)%	(d)
Portfolio turnover rate	106%	(f)	107%	419%	206%	(f)

*The Fund commenced operations on May 15, 2009.
(a) Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any.  Had the Manager not absorbed a portion of the expenses, total returns would have been lower.

(c) Does not include expenses of the investment companies in which the Fund invests.
(d) Annualized for periods of less than one year.
(e) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Not annualized.

See accompanying notes to financial statements.

Toews Hedged Growth Allocation Fund
Financial Highlights

Selected data based on a share outstanding throughout each period

	For the Six		For the Year		For the Period
	Months ended		ended		ended
	October 31, 2012		April 30, 2012		April 30, 2011*
	(Unaudited)
Net asset value, beginning of period	$ 8.50		$ 10.84		$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (a)	0.00	**	0.00	**	0.10
Net realized and unrealized gain (loss) on investments	0.23		(1.45)		0.81
Total from investment operations	0.23		(1.45)		0.91

LESS DISTRIBUTIONS:
From net investment income	-		(0.01)		(0.07)
From net realized gains on investments	-		(0.88)		-
Total distributions	-		(0.89)		(0.07)

Net asset value, end of period	$ 8.73		$ 8.50		$ 10.84

Total return (b)	2.71%	(f)	(12.75)%		9.17%	(f)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 22,251		$ 20,887		$ 38,382
Ratios to average net assets
Expenses, net of reimbursement (d)	1.25%	(c)	1.25%		1.25%	(c)
Expenses, before reimbursement (d)	1.77%	(c)	1.65%		1.62%	(c)
Net investment income (loss), net of reimbursement (e)	(0.05)%	(c)	(0.04)%		1.32%	(c)
Net investment income (loss), before reimbursement (e)	(0.57)%	(c)	(0.37)%		0.95%	(c)
Portfolio turnover rate	108%	(f)	388%		246%	(f)

* The Fund commenced operations on August 2, 2010.
** Per share amount represents less than $0.01 per share.
(a) Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any.  Had the Manager not absorbed a portion of the expenses, total returns would have been lower.

(c) Annualized for periods of less than one year.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Not annualized.

See accompanying notes to financial statements.

Toews Hedged High Yield Bond Fund
Financial Highlights

Selected data based on a share outstanding throughout each period

	For the Six		For the Year	For the Period
	Months ended		ended	ended
	October 31, 2012		April 30, 2012	April 30, 2011*
	(Unaudited)
Net asset value, beginning of period	$ 10.60		$ 10.69	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (a)	0.20		0.44	0.56
Net realized and unrealized gain on investments	0.32		0.01	0.68
Total from investment operations	0.52		0.45	1.24

LESS DISTRIBUTIONS:
From net investment income	(0.19)		(0.41)	(0.54)
From net realized gains on investments	-		(0.13)	(0.01)
Total distributions	(0.19)		(0.54)	(0.55)

Net asset value, end of period	$ 10.93		$ 10.60	$ 10.69

Total return (b)	4.99%	(f)	4.41%	12.61%	(f)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 66,081		$ 47,282	$ 29,726
Ratios to average net assets
Expenses, net of reimbursement (d)	1.25%	(c)	1.25%	1.25%	(c)
Expenses, before reimbursement (d)	1.47%	(c)	1.52%	1.75%	(c)
Net investment income, net of reimbursement (e)	3.77%	(c)	4.21%	6.02%	(c)
Net investment income, before reimbursement (e)	3.55%	(c)	3.94%	5.52%	(c)
Portfolio turnover rate	124%	(f)	422%	178%	(f)

*The Fund commenced operations on June 4, 2010.
(a) Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any.  Had the Manager not absorbed a portion of the expenses, total returns would have been lower.

(c) Annualized for periods of less than one year.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Not annualized.

See accompanying notes to financial statements.

Toews Hedged International Developed Markets Fund
Financial Highlights

Selected data based on a share outstanding throughout each period

	For the Six		For the Year	For the Period
	Months ended		ended	ended
	October 31, 2012		April 30, 2012	April 30, 2011*
	(Unaudited)
Net asset value, beginning of period	$ 7.72		$ 10.78	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment loss (a)	(0.05)		(0.10)	0.00	**
Net realized and unrealized gain (loss) on investments	0.45		(2.69)	0.87
Total from investment operations	0.40		(2.79)	0.87

LESS DISTRIBUTIONS:
From net investment income	-		-	(0.06)
From net realized gains on investments	-		(0.27)	(0.03)
Total distributions	-		(0.27)	(0.09)

Net asset value, end of period	$ 8.12		$ 7.72	$ 10.78

Total return (b)	5.18%	(f)	(25.88)%	8.67%	(f)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 37,930		$ 31,926	$ 26,318
Ratios to average net assets
Expenses, net of reimbursement (d)	1.25%	(c)	1.25%	1.25%	(c)
Expenses, before reimbursement (d)	1.63%	(c)	1.54%	1.84%	(c)
Net investment loss, net of reimbursement (e)	(1.15)%	(c)	(1.18)%	(0.02)%	(c)
Net investment loss, before reimbursement(e)	(1.53)%	(c)	(1.47)%	(0.61)%	(c)
Portfolio turnover rate	132%	(f)	44%	529%	(f)

*The Fund commenced operations on June 4, 2010.
**Per share amount represents less than $0.01 per share.
(a) Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any.  Had the Manager not absorbed a portion of the expenses, total returns would have been lower.

(c) Annualized for periods of less than one year.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e) Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Not annualized.

See accompanying notes to financial statements.

Toews Hedged Large Cap Fund
Financial Highlights

Selected data based on a share outstanding throughout each period

	For the Six		For the Year	For the Period
	Months ended		ended	ended
	October 31, 2012		April 30, 2012	April 30, 2011*
	(Unaudited)
Net asset value, beginning of period	$ 9.88		$ 11.16	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment loss (a)	(0.06)		(0.12)	(0.11)
Net realized and unrealized gain (loss) on investments	0.14		(0.78)	1.72
Total from investment operations	0.08		(0.90)	1.61

LESS DISTRIBUTIONS:
From net investment income	-		-	-
From net realized gains on investments	-		(0.38)	(0.45)
Total distributions	-		(0.38)	(0.45)

Net asset value, end of period	$ 9.96		$ 9.88	$ 11.16

Total return (b)	0.81%	(f)	(7.67)%	16.21%	(f)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 36,189		$ 32,747	$ 23,998
Ratios to average net assets
Expenses, net of reimbursement (d)	1.25%	(c)	1.25%	1.25%	(c)
Expenses, before reimbursement(d)	1.54%	(c)	1.57%	1.85%	(c)
Net investment loss, net of reimbursement (e)	(1.14)%	(c)	(1.18)%	(1.15)%	(c)
Net investment loss, before reimbursement (e)	(1.43)%	(c)	(1.50)%	(1.76)%	(c)
Portfolio turnover rate	89%	(f)	51%	0%	(f)

*The Fund commenced operations on June 4, 2010.
(a) Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any.  Had the Manager not absorbed a portion of the expenses, total returns would have been lower.

(c) Annualized for periods of less than one year.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e) Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Not annualized.

See accompanying notes to financial statements.

Toews Hedged Small & Mid Cap Fund
Financial Highlights

Selected data based on a share outstanding throughout each period

	For the Six		For the Year	For the Period
	Months ended		ended	ended
	October 31, 2012		April 30, 2012	April 30, 2011*
	(Unaudited)
Net asset value, beginning of period	$ 9.52		$ 11.74	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment loss (a)	(0.05)		(0.12)	(0.11)
Net realized and unrealized gain (loss) on investments	(0.01)		(1.50)	2.22
Total from investment operations	(0.06)		(1.62)	2.11

LESS DISTRIBUTIONS:
From net investment income	-		-	-
From net realized gains on investments	-		(0.60)	(0.37)
Total distributions	-		(0.60)	(0.37)

Net asset value, end of period	$ 9.46		$ 9.52	$ 11.74

Total return (b)	(0.63)%	(f)	(13.30)%	21.26%	(f)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 51,943		$ 47,999	$ 34,909
Ratios to average net assets
Expenses, net of reimbursement (d)	1.25%	(c)	1.25%	1.25%	(c)
Expenses, before reimbursement(d)	1.53%	(c)	1.52%	1.71%	(c)
Net investment loss, net of reimbursement (e)	(1.16)%	(c)	(1.19)%	(1.16)%	(c)
Net investment loss, before reimbursement (e)	(1.43)%	(c)	(1.46)%	(1.62)%	(c)
Portfolio turnover rate	72%	(f)	65%	0%	(f)

*The Fund commenced operations on June 4, 2010.
(a) Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any.  Had the Manager not absorbed a portion of the expenses, total returns would have been lower.

(c) Annualized for periods of less than one year.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e) Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Not annualized.

See accompanying notes to financial statements.

Toews Funds

Notes to Financial Statements (Unaudited)

October 31, 2012

NOTE 1. ORGANIZATION

The Toews Funds (each a “Fund”, collectively the “Funds”) are series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005.  The Funds are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company.  The Funds are the Toews Hedged Emerging Markets Fund (the “Emerging Markets Fund”), Toews Hedged Growth Allocation Fund (the “Growth Allocation Fund”), Toews Hedged High Yield Bond Fund (the “High Yield Bond Fund), Toews Hedged International Developed Markets Fund (the “International Developed Markets Fund”), Toews Hedged Large Cap Fund (the “Large Cap Fund”) and Toews Hedged Small & Mid Cap Fund (the “Small & Mid Cap Fund”.  The primary investment objective of each Fund is as follows:

Fund

Primary Objective

Emerging Markets Fund

Growth

Growth Allocation Fund

Growth

High Yield Bond Fund

Income

International Developed Markets Fund

Growth

Large Cap Fund

Growth

Small & Mid Cap Fund

Growth

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.  Actual results could differ from those estimates.

Security Valuation - The Funds securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  The applicable investments are valued collectively via inputs from the fair value team.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed

Toews Funds

Notes to Financial Statements (Unaudited) (Continued)

October 31, 2012

 futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an active market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of October 31, 2012 for the Funds’ assets and liabilities measured at fair value:

Toews Funds

Notes to Financial Statements (Unaudited) (Continued)

October 31, 2012

Emerging Markets Fund

Assets	Level 1	Level 2	Level 3	Total
Variable Rate Bonds & Notes*	$ -	$ 2,182,000	$ -	$ 2,182,000
Total	$ -	$ 2,182,000	$ -	$ 2,182,000
Liabilities
Futures Contracts**	$ 189,810	$ -	$ -	$ 189,810
Total	$ 189,810	$ -	$ -	$ 189,810

Growth Allocation Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds*	$ 378,844	$ -	$ -	$ 378,844
Mutual Funds*	$ 4,761,792			4,761,792
Bonds & Notes*	-	5,472,450	-	5,472,450
Total	$ 5,140,636	$ 5,472,450	$ -	$ 10,613,086
Liabilities
Futures Contracts**	$ 157,682	$ -	$ -	$ 157,682
Total	$ 157,682	$ -	$ -	$ 157,682

High Yield Bond Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds*	$ 61,205,830	$ -	$ -	$ 61,205,830
Exchange Traded Funds*	4,429,926	-	-	4,429,926
Total	$ 65,635,756	$ -	$ -	$ 65,635,756

International Developed Markets Fund

Assets	Level 1	Level 2	Level 3	Total
Variable Rate Bonds & Notes*	$ -	$ 9,625,000	$ -	$ 9,625,000
Total	$ -	$ 9,625,000	$ -	$ 9,625,000
Liabilities
Futures Contracts**	$ 885,099	$ -	$ -	$ 885,099
Total	$ 885,099	$ -	$ -	$ 885,099

Large Cap Fund

Assets	Level 1	Level 2	Level 3	Total
Variable Rate Bonds & Notes*	$ -	$ 11,034,000	$ -	$ 11,034,000
Total	$ -	$ 11,034,000	$ -	$ 11,034,000

Small & Mid Cap Fund

Assets	Level 1	Level 2	Level 3	Total
Variable Rate Bonds & Notes*	$ -	$ 11,270,000	$ -	$ 11,270,000
Total	$ -	$ 11,270,000	$ -	$ 11,270,000

*Please refer to the Portfolio of Investments for industry classifications.

**Includes cumulative unrealized loss at October 31, 2012.

The Funds did not hold any Level 3 securities during the year.

There were no transfers into or out of Level 1 and Level 2 during the current period presented.

It is the Funds’ policy to record transfers into or out of Level 1 and Level 2 at the end of the period.

Toews Funds

Notes to Financial Statements (Unaudited) (Continued)

October 31, 2012

Security Transactions and Investment Income – Investment security transactions are accounted for no later than the first business day after the trade date, except for reporting purposes when trade date is used.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax year (2010-2011) for Emerging Markets Fund and (2011) for Growth Allocation Fund, High Yield Bond Fund, International Developed Markets Fund, Large Cap Fund and Small & Mid Cap Fund, or expected to be taken in the Funds 2012 tax returns.  The Funds identify its major tax jurisdictions as U.S. Federal and Nebraska State.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.  During the period, the Funds did not incur any interest or penalties.  Generally, tax authorities can examine tax returns filed for the last three years.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Futures – The Funds are subject to equity price risk in the normal course of pursuing its investment objective.  To manage equity price risk, the Fund may enter into futures contracts.  Upon entering into a futures contract with a broker, the Funds are required to deposit in a segregated account a specified amount of cash or U.S. government securities.  Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account.  Periodically, the Funds receive from or pays to the broker a specified amount of cash based upon changes in the variation margin account.  When a contract is closed, the Funds recognize a realized gain or loss.  Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.  With futures contracts, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.  Futures contracts outstanding at period end are listed after the Funds’ portfolio of investments.

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Funds.

Toews Funds

Notes to Financial Statements (Unaudited) (Continued)

October 31, 2012

As of October 31, 2012, the amount of unrealized appreciation (depreciation) and realized gain (loss) on futures contracts subject to equity price risk amounted to the following:

Fund	Statements of Assets and Liabilities Variation Margin and Unrealized Appreciation (Depreciation)	Statements of Operations Change in Unrealized	Statements of Operations Realized Gain (Loss)
Emerging Markets Fund	$ (189,810)	$(189,810)	$312,750
Growth Allocation Fund	(157,682)	(162,298)	596,656
International Developed Markets Fund	(885,099)	(888,073)	2,990,522
Large Cap Fund	-	(136,758)	711,473
Small & Mid Cap Fund	-	118,850	(55,513)

Such figures can be found on the Statement of Assets & Liabilities and Statements of Operations.

Dividends and Distributions - The Funds will pay dividends from net investment income, if any, at least annually and will declare and pay distributions from net realized capital gains, if any, annually except for the High Yield Bond which will pay dividends from net investment income, if any, monthly and pay distributions from net realized capital gains, if any, annually.  The amounts of distributions from net investment income and capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, they are charged or credited to paid-in-capital in the period that the difference arises.  All short-term capital gains are included in ordinary income for tax purposes.

Indemnification - The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

NOTE 3. MANAGEMENT FEES AND OTHER RELATED PARTY TRANSACTIONS

The Trust has entered into a management agreement with Toews Corporation (the “Manager”).  The Manager has overall supervisory responsibility for the general management and investment of the Funds and its securities portfolios, subject to the authority of the Board.  The Manager receives a monthly fee payable by the Funds and calculated at an annual rate of 1.25% of the average daily net assets of the Emerging Markets Fund and 1.00% of the average daily net assets of the Growth Allocation, High Yield Bond, International Developed Markets, Large Cap and Small & Mid Cap Funds.

The Manager has contractually agreed to waive its management fees and/or make payments to limit the Funds’ expenses (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses, such as litigation) at least until August 31, 2012, so that the total annual operating expenses of the Emerging Markets Fund does not exceed 1.50%, and the expenses of the Growth Allocation, High Yield Bond, International Developed Markets, Large Cap and Small & Mid Cap Funds do not exceed 1.25% of average daily net assets.  For the six months ended October 31, 2012, the Manager waived the following fees:

Fund

Fees Waived

Emerging Markets Fund

      $22,146

Growth Allocation Fund

        55,770

High Yield Bond Fund

        59,634

International Developed Markets Fund

        66,330

Large Cap Fund

        50,646

Small & Mid Cap Fund

        68,899

Toews Funds

Notes to Financial Statements (Unaudited)(Continued)

October 31, 2012

Fees waived or expenses reimbursed may be recouped by the Manager from the Funds for a period up to three years from the date the fee or expense was waived or reimbursed.  However, no recoupment payment will be made if it would result in the Funds exceeding the contractual expense limitation described above.  The following table shows the remaining waived expenses subject to potential recovery which expire in:

Fund

April 2013

April 2014

April 2015

  Total

Emerging Markets Fund

 $114,933

$162,085

  $103,652    $380,670

Growth Allocation Fund

-

    61,968

    115,912      177,880

High Yield Bond Fund

                -

    78,864

    108,112

 186,976

International Developed Markets Fund

   -            69,514

      93,037

 162,551

Large Cap Fund

                -

    68,982

      94,822

 163,804

Small & Mid Cap Fund

                -

    73,058

    115,559

 188,617

Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.  GFS provides a Principal Executive Officer and a Principal Financial Officer to the Funds.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

GemCom, LLC (“GemCom”) - GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.   For the provision of these services, GemCom receives customary fees from the Funds.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board of Trustees of the Northern Lights Fund Trust has adopted, on behalf of the Fund, a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  During the six months ended October 31, 2012, the Funds did not pay distribution related charges pursuant to the Plan.

Trustees –  Effective April 1, 2012, with the approval of the Board, each Fund pays its pro rata share of a total fee of $21,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, each Fund paid its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Each Fund pays the chairperson of the Audit committee and the Lead Independent Trustee a pro rata share of an additional $2,000 per quarter.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sales of securities, other than short-term securities, for six months ended October 31, 2012, amounted to the following:

Fund

  Purchases

       Sales

Emerging Markets Fund

$    2,588,000

$      2,363,170

Growth Allocation Fund

    10,546,670

      10,592,778

High Yield Bond Fund

    75,507,902

      58,653,096

International Developed Markets Fund

    11,635,000

      11,212,170

Large Cap Fund

    10,265,000

        9,074,200

Small & Mid Cap Fund

      9,428,000

      12,588,130

Toews Funds

Notes to Financial Statements (Unaudited)(Continued)

October 31, 2012

NOTE 5.  DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the period ended April 30, 2012 was as follows:

	Ordinary	Long-Term
	Income	Capital Gain	Total
Emerging Markets Fund	$ 4,147,897	$ 5,501	$ 4,153,398
Growth Allocation Fund	175,913	-	175,913
High Yield Bond Fund	993,597	-	993,597
International Developed Markets Fund	101,099	6,415	107,514
Large Cap Fund	182,171	362,513	544,684
Small & Mid Cap Fund	196,607	417,501	614,108

The tax character of fund distributions for the period ended April 30, 2011 was as follows:

	Ordinary	Long-Term
	Income	Capital Gain	Total
Emerging Markets Fund	$ 4,147,897	$ 5,501	$ 4,153,398
Growth Allocation Fund	175,913	-	175,913
High Yield Bond Fund	993,597	-	993,597
International Developed Markets Fund	101,099	6,415	107,514
Large Cap Fund	182,171	362,513	544,684
Small & Mid Cap Fund	196,607	417,501	614,108

As of April 30, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October	Accumulated	Unrealized	Total
	Ordinary	Long-Term	& Late Year	Capital &	Appreciation/	Accumulated
	Income	Capital Gains	Losses	Other (Losses)	(Depreciation)	Earnings/(Deficits)
Emerging Markets Fund	$ -	$ -	$ (1,633,072)	$ (6,467,674)	$ -	$ (8,100,746)
Growth Allocation Fund	9,649	-	(743,210)	(3,966,818)	167,479	(4,532,900)
High Yield Bond Fund	9,013	-	-	(463,722)	1,417,993	963,284
International Developed Markets Fund	-	-	(4,492,837)	(4,890,286)	-	(9,383,123)
Large Cap Fund	-	-	(124,428)	(1,521,152)	-	(1,645,580)
Small & Mid Cap Fund	-	-	(186,581)	(4,340,490)	-	(4,527,071)

The difference between book basis and tax basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales and mark-to-market on open futures contracts.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Funds incurred and elected to defer such capital losses as follows:

Toews Funds

Notes to Financial Statements (Unaudited)(Continued)

October 31, 2012

Post-October
Losses
Emerging Markets Fund	$ 1,589,423
Growth Allocation Fund	743,210
High Yield Bond Fund	-
International Developed Markets Fund	4,365,660
Large Cap Fund	-
Small & Mid Cap Fund	-

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
Emerging Markets Fund	$ 43,649
Growth Allocation Fund	-
High Yield Bond Fund	-
International Developed Markets Fund	127,177
Large Cap Fund	124,428
Small & Mid Cap Fund	186,581

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010.  The Act makes changes to several tax rules impacting the Funds.  The Act provides several benefits, including unlimited carryover on future capital losses.  At April 30, 2012, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Capital Loss Carryforwards
	Short-term	Long-term	Total
Emerging Markets Fund	$ 2,587,070	3,880,604	6,467,674
Growth Allocation Fund	1,660,519	2,306,299	3,966,818
High Yield Bond Fund	463,722	-	463,722
International Developed Markets Fund	1,956,114	2,934,172	4,890,286
Large Cap Fund	608,461	912,691	1,521,152
Small & Mid Cap Fund	1,736,132	2,604,358	4,340,490

Permanent book and tax differences, primarily attributable to net operating losses, return of capital distributions and reclass of ordinary income distributions, resulted in reclassification for the tax year ended April 30, 2012 for the funds as follows:

		Undistributed Net	Accumulated Net Realized
	Paid in	Investment	Gain (Loss) on Investments
	Capital	Income (Loss)	and Futures Contracts
Emerging Markets Fund	$ (210,830)	$ 210,595	$ 235
Growth Allocation Fund	-	(525)	525
High Yield Bond Fund	-	(747)	747
International Developed Markets Fund	(255,461)	254,416	1,045
Large Cap Fund	(225,722)	225,055	667
Small & Mid Cap Fund	(326,710)	325,608	1,102

Toews Funds

Notes to Financial Statements (Unaudited) (Continued)

October 31, 2012

NOTE 6.  NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact these amendments may have on the Funds' financial statements.

NOTE 7.  SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

Toews Funds

Shareholder Expense Example (Unaudited)

As a shareholder of a Fund you incur ongoing costs including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses.  Additionally, you may incur transactional costs in the form of redemption fees.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on $1,000 invested on May 1, 2012 and held until October 31, 2012.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value 5/1/12	Ending Account Value 10/31/12	Expenses Paid During Period*	Beginning Account Value 5/1/12	Ending Account Value 10/31/12	Expenses Paid During Period*	Fund’s Annualized Expense Ratio

Hedged Emerging Markets Fund	$1,000.00	$1,007.00	$ 7.59	$1,000.00	$1,017.64	$ 7.63	1.50%
Hedged Growth Allocation Fund	$1,000.00	$1,027.10	$ 6.39	$1,000.00	$1,018.90	$ 6.36	1.25%
Hedged High Yield Bond Fund	$1,000.00	$1,049.90	$ 6.46	$1,000.00	$1,018.90	$ 6.36	1.25%
Hedged International Developed Markets Fund	$1,000.00	$1,051.80	$ 6.46	$1,000.00	$1,018.90	$ 6.36	1.25%
Hedged Large Cap Fund	$1,000.00	$1,008.10	$ 6.33	$1,000.00	$1,018.90	$ 6.36	1.25%
Hedged Small & Mid Cap Fund	$1,000.00	$ 993.70	$ 6.28	$1,000.00	$1,018.90	$ 6.36	1.25%

*Expenses Paid During  are equal to the Funds’ annualized expense ratios of 1.50% and 1.25% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the number of days in the period ending October 31, 2012).

Toews Funds

Supplemental Information

October 31, 2012 (Unaudited)

Renewal of Advisory Agreement – Toews Funds*

In connection with the June 21, 2012 meeting of the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement, discussed the renewal of an investment advisory agreement between Toews Corporation (the “Adviser”) and the Trust, on behalf of the Toews Hedged Growth Allocation Fund, Toews Hedged High Yield Bond Fund, Toews Hedged International Developed Markets Fund, Toews Hedged Large-Cap Fund and Toews Hedge Small & Mid Cap Fund (each a “Fund” and collectively, the “Funds”).

Nature, Extent and Quality of Services.  The Trustees discussed the depth of experience and continuity among key personnel at the Adviser.  The Board noted that the Adviser’s investment strategy is based on the Adviser’s technical analysis of the aggregate price movement of the relevant index or asset class corresponding to a Fund’s objective.  They further noted that the Adviser hedges the portfolio by selling all or a portion of a Fund’s portfolio. The Trustees considered that there had been no deviations from a Fund’s investment objective, policies or limitations.  The Trustees further noted that the Adviser has not been subject to any SEC staff examinations or any litigation or other administrative action involving the Adviser or an affiliate since the last renewal.

Performance.  The Trustees reviewed the performance of each of the Toews Funds and compared their respective performance to the performance of a peer group and their respective Morningstar category average.  With respect to the Hedge Growth Allocation Fund, they noted that the Fund had underperformed its benchmarks over the last one year and since inception. As to the Hedged High Yield Bond Fund, they noted that the Fund had delivered positive performance over the last 1 year and since inception and had outperformed the Morningstar High Yield Bond category over the last 1 year.  With respect to the Hedged International Developed Markets Fund, they noted that the Fund had underperformed its benchmarks over the last one year and since inception.  With respect to the Hedge Large-Cap Fund, they noted that the Fund had underperformed its benchmarks over the last one year, but had outperformed both its peer group and the Morningstar Long/Short Equity category since inception.  Finally, with respect to the Small & Mid Cap Fund, the Board noted that, despite recent negative performance, the Fund had returned positive performance since inception, but had underperformed its peer group and Morningstar category since inception and over the last 1 year.  The Board considered the Funds general underperformance, but noted that the Adviser had presented performance and risk data of its separate account program which, over the long term, had performed reasonably well, and has the potential to significantly outperform the markets.    They further considered that the majority of the Fund’s investors are discretionary fee based advisers who have selected the Fund in order to gain access to the Adviser’s proprietary algorithm and that its strategy is more akin to that used in separate accounts versus a traditional mutual fund.

Fees and Expenses.  The Board compared the management fee and expense ratio charged by the Adviser for each of the Funds with its peer group and noted that for each the management fee was 1.00% and the net expense ratio was 1.25%.  For the Hedge Growth Allocation Fund, Hedged International Developed Markets Fund, Hedged Large-Cap Fund and Small & Mid-Cap Fund, they noted that the Adviser’s fee and ratio were higher than the average of fees charged by funds in the Fund’s peer group, but that each was within the range of the funds in the group.  As to the Hedged High Yield Bond Fund, they noted that both the management fee and expense ratio were higher than the peer group average, and only a few of other funds in the Morningstar category had a fee of 1.0%.  The Board considered that the Adviser had represented in the materials that the peer group funds generally do not provide the tactical overlay that the Adviser provides to the Fund.  The Trustees further noted that the Adviser does not receive any additional fee or benefit from its relationship with the Funds, outside of the management fee, and that the Fund has an expense limitation agreement in place that limits the management fees to 1.25%.

Economies of Scale.  The Board considered whether, for the Fund, economies of scale had been achieved with respect to the management of the Fund.  The Trustees discussed the size of the Fund and noted that, based on current assets, economies of scale was not a relevant consideration at this time.  However, the Board acknowledged the Adviser’s willingness to discuss breakpoints as the Funds continue to grow.

Profitability.  The Board considered the profits realized by the Adviser in connection with the operation of the Fund, based on materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  The Trustees noted that the Adviser would not realize other benefits, other than the management fee paid pursuant to the Agreement, from activities related to the Funds.  They noted that the Adviser realized a modest profit from the Fund, in terms of both net dollars earned and as a percentage of total revenue.  The Trustees concluded that Adviser’s level of profitability from its relationship with the Fund was not excessive.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is reasonable and that renewal of the Advisory Agreement is in the best interests of the Trust and the Fund’s shareholders.

* Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-877-558-6397 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-877-558-6397.

INVESTMENT ADVISOR

Toews Corporation

Cornerstone Commerce Center

1201 New Road, Suite 111

Linwood, NJ  08221

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

1/8/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

1/8/13

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

1/8/13